Balance Sheet Components - Accrued Expenses and Other (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other
Total accrued expenses and other	$ 1,112,685	$ 835,541	$ 87,169
Other	250	250
Credit card liabilities	74,580	155,407	57,902
Accrued payroll and bonus	318,490	196,900	$ 29,267
Other accrued expenses	$ 719,365	$ 482,984